Preference Shares	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Preference Shares
18.	Preference shares

	Series B		Series D1		Series E		Series F		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Amount
		$’000		$’000		$’000		$’000	$’000
Financial liability
2021
Beginning of financial year	258,363	59,412	152,224	48,965	84,705	29,303	210,526	61,801	199,481
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 9)	—	3,375	—	2,759	—	1,800	—	3,615	11,549
Conversion of redeemable convertible preference shares to ordinary shares	(258,363)	(62,787)	(152,224)	(51,724)	(84,705)	(31,103)	(210,526)	(65,416)	(211,030)

End of financial year	—	—	—	—	—	—	—	—	—

	Series B		Series D1		Series E		Series F		Total
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Amount
		$’000		$’000		$’000		$’000	$’000
Financial liability
2020
Beginning of financial year	258,363	53,981	152,224	44,261	—	—	—	—	98,242
Issuance of Series E and F redeemable convertible preference shares for cash	—	—	—	—	84,705	26,928	210,526	60,000	86,928
Cost of financing Series E and F redeemable convertible preference shares	—	—	—	—	—	(402)	—	(128)	(530)
Accretion cost on Series B, D1, E and F redeemable convertible preference shares (Note 9)	—	5,431	—	4,704	—	2,777	—	1,929	14,841

End of financial year	258,363	59,412	152,224	48,965	84,705	29,303	210,526	61,801	199,481

	Series C		Series D2		Total
	Number of shares	Amount	Number of shares	Amount	Amount
		$’000		$’000	$’000
Equity
2021
Beginning of financial year	70,303	10,000	564,126	49,339	59,339
Conversion of non-redeemable convertible preference shares to ordinary shares	(70,303)	(10,000)	(564,126)	(49,339)	(59,339)

End of financial year	—	—	—	—	—

2020
Beginning and end of financial year	70,303	10,000	564,126	49,339	59,339

2019
Beginning and end of financial year	70,303	10,000	564,126	49,339	59,339

(a)	Series B preference shares
On 22 June 2015, the Group issued 258,363 Series B preference shares at $135.47 per share to its investors. The Group received $35,000,000 for the 258,363 Series B shares issued.
The salient terms of the Series B preference shares are as follows:

(i)
The shares are redeemable and any time after 5 years from the issuance date provided that the Group does not achieve Initial Public Offering (“IPO”) status before that. The redemption amount is computed as the higher of (i) sum of the initial cash investment, any cumulative unpaid dividends and interest equal to providing the investors an internal rate of return of 10% on their investment and (ii) the fair value of the Series B preference shares.

(ii)
At the same time that a dividend is payable on the outstanding Series F preference shares, Series E preference shares, Series D1 and D2 preference shares, Series C preference shares and ordinary shares, the Group shall declare a dividend payable upon the outstanding Series B preference shares, in an amount equal to the amount of dividends per share that is payable on outstanding Series F preference shares, Series E preference shares, Series D1 and D2 preference shares, Series C preference shares and ordinary shares.

(iii)
The Series B preference shares can be converted into ordinary shares of the Group (the “Series B conversion option”) at the holder’s option. Series B preference shares shall automatically be converted into ordinary shares upon the closing of an IPO. The Series B preference shares will be converted to ordinary shares at a conversion rate of 1:1. The conversion rate is subject to adjustments if the Group issues any new securities, other than the Employee Share Grant Plan, Employee Stock Option Plan and Restricted Stock Units Plan, at a price lower than the subscription price of the Series B shares. As a result, the Series B conversion option meets the definition of a derivative. The fair value of the Series B conversion option as of 31 December 2020 is $940,000. The embedded equity conversion option for Series B preference shares is recognised in the consolidated balance sheets within “derivative financial liabilities”.

(b)	Series C preference shares
On 23 January 2017, the Group issued 70,303 Series C preference shares at $142.24 per share to its investors. The Group received $10,000,000 for Series C shares issued.
The salient terms of the Series C preference shares are as follows:

(i)	The Series C preference shares are non-redeemable.

(ii)
At the same time that a dividend is payable on the outstanding Series F preference shares, Series E preference shares, Series D1 and D2 preference shares, Series B preference shares and ordinary shares, the Group shall declare a dividend payable upon the Series C preference shares, in an amount equal to the amount of dividends per share that is payable on the outstanding Series F preference shares, Series E preference shares, Series D1 and D2 preference shares, Series B preference shares and ordinary shares on an as-converted
basis.

(iii)
Holders of the Series C preference shares have priority over the Series B preference shareholders and ordinary shareholders (“the other shareholders”) in the event of any liquidation, and are entitled to receive an amount in cash equal to the higher of the respective original subscription price for each share that they hold (to be adjusted in the event of any stock split, consolidations or subdivisions), and, the amount they would receive if they participated in the liquidation event rateably with the other shareholders.

(iv)
The Series C preference shares can be converted into ordinary shares of the Group (the “Series C conversion option”) at the holder’s option at a conversion ratio that is time dependent up till the last permissible time prior to an IPO. The conversion rate is subject to adjustments if the Group issues any new securities, other than the Employee Share Grant Plan, Employee Stock Option Plan and Restricted Stock Units Plan, at a price lower than the subscription price of the Series C shares. As the issuance of new shares is within the control of the entity, the Series C preference shares are recorded as equity.

(c)	Series D1 and D2 preference shares
On 24 July 2018, the Group issued Series D1 preference shares, Series D2 preference shares and warrants (Note 25) for cash consideration of $188,235,000. Each financial instrument was recognised based on proportionate fair value. The total aggregate number of shares issued was 716,350 at $259.43 and $253.28 per share respectively to its investors.
The salient terms of the Series D1 preference shares are as follows:

(i)
The shares become redeemable when Series B preference shareholders exercises its redemption right. The redemption amount is computed as the higher of (i) sum of the initial cash investment, any cumulative unpaid dividends and interest equal to providing the investors an internal rate of return of 10% on their investment and (ii) the fair value of the Series D1 preference shares.

(ii)
At the same time that a dividend is payable on the outstanding Series F preference shares, Series E preference shares, Series D2 preference shares, Series C preference shares, Series B preference shares and ordinary shares, the Group shall declare a dividend payable upon the Series D1 preference shares, in an amount equal to the amount of dividends per share that is payable on the outstanding Series F preference shares, Series E preference shares, Series D2 preference shares, Series C preference shares, Series B preference shares and ordinary shares on an as-converted
basis.

(iii)
Holders of the Series D1 preference shares have priority over the Series C preference shareholders, Series B preference shareholders and ordinary shareholders (“the other shareholders”) in the event of any liquidation, and are entitled to receive an amount in cash equal to the higher of the sum of the respective original subscription price for each share that they hold (to be adjusted in the event of any stock split, consolidations or subdivisions) and any cumulative unpaid dividends; and the amount they would receive if they participated in the liquidation event rateably with the other shareholders.

(iv)
The Series D1 preference shares can be converted into ordinary shares of the Group (the “Series D1 conversion option”) at the holder’s option. Series D1 preference shares shall automatically be converted into ordinary shares upon the closing of an IPO. The Series D1 preference shares will be converted to ordinary shares at a conversion rate of 1:1. The conversion rate is subject to adjustments if the Group issues any new securities, other than the Employee Share Grant Plan, Employee Stock Option Plan and Restricted Stock Units Plan, at a price lower than the subscription price of the Series D1 shares. As a result, the Series D1 conversion option meets the definition of a derivative. The fair value of the Series D1 conversion option as of 31 December 2020 is Nil.

The salient terms of the Series D2 preference shares are as follows:

(i)	The Series D2 preference shares are non-redeemable.

(ii)
At the same time that a dividend is payable on the outstanding Series F preference shares, Series E preference shares, Series D1 preference shares, Series C preference shares, Series B preference shares and ordinary shares, the Group shall declare a dividend payable upon the Series D2 preference shares, in an amount equal to the amount of dividends per share that is payable on the outstanding Series F preference shares, Series E preference shares, Series D1 preference shares, Series C preference shares, Series B preference shares and ordinary shares, on an as-converted
basis.

(iii)
Holders of the Series D2 preference shares have priority over the Series C preference shareholders, Series B preference shareholders and ordinary shareholders (“the other shareholders”) in the event of any liquidation, and are entitled to receive an amount in cash equal to the higher of the sum of the respective original subscription price for each share that they hold (to be adjusted in the event of any stock split, consolidations or subdivisions) and any cumulative unpaid dividends; and the amount they would receive if they participated in the liquidation event rateably with the other shareholders.

(iv)
The Series D2 preference shares can be converted into ordinary shares of the Group (the “Series D2 conversion option”) at the holder’s option. Series D2 preference shares shall automatically be converted into ordinary shares upon the closing of an IPO. The Series D2 preference shares will be converted to ordinary shares at a conversion rate of 1:1. The conversion rate is meant to preserve the conversion rate at 1:1 and the variability is to maintain the economic right of both ordinary shareholder and warrant holder. As a result, the Series D2 conversion option meets the definition of equity.

(d)	Series E preference shares
On 30 January 2020, the Group issued 84,705 Series E preference shares at $317.90 per share to its investors. The Group received $26,928,000 for the 84,705 Series E shares issued.
The salient terms of the Series E preference shares are as follows:

(i)
The shares become redeemable when Series B preference shareholders exercises its redemption right. The redemption amount is computed as the higher of (i) sum of the initial cash investment, any cumulative unpaid dividends and interest equal to providing the investors an internal rate of return of 10% on their investment and (ii) the fair value of the Series E preference shares.

(ii)
At the same time that a dividend is payable on the outstanding Series F preference shares, outstanding Series D1 and D2 preference shares, outstanding Series C preference shares, outstanding Series B preference shares and ordinary shares, the Group shall declare a dividend payable upon the Series E preference shares, in an amount equal to the amount of dividends per share that is payable on the outstanding Series F preference shares, outstanding Series D1 and D2 preference shares, outstanding Series C preference shares, outstanding Series B preference shares and ordinary shares on an as-converted
basis.

(iii)
Holders of the Series E preference shares have priority over the Series D1 and D2 preference shares, Series C preference shareholders, Series B preference shareholders and ordinary shareholders (“the other shareholders”) in the event of any liquidation, and are entitled to receive an amount in cash equal to the higher of the sum of the respective original subscription price for each share that they hold (to be adjusted in the event of any stock split, consolidations or subdivisions) and any cumulative unpaid dividends; and the amount they would receive if they participated in the liquidation event rateably with the other shareholders.

(iv)
The Series E preference shares can be converted into ordinary shares of the Group (the “Series E conversion option”) at the holder’s option. Series E preference shares shall automatically be converted into ordinary shares upon the closing of an IPO. The Series E preference shares will be converted to ordinary shares at a conversion rate of 1:1. The conversion rate is subject to adjustments if the Group issues any new securities, other than the Employee Share Grant Plan, Employee Stock Option Plan and Restricted Stock Units Plan, at a price lower than the subscription price of the Series E shares. As a result, the Series E conversion option meets the definition of a derivative. The fair value of the Series E conversion option as of 31 December 2020 is Nil.

(e)	Series F preference shares
On 7 September 2020, the Group issued 210,526 Series F preference shares at $285.00 per share to its investors. The Group received $60,000,000 for Series F shares issued.
The salient terms of the Series F preference share are as follows:

(i)
The shares become redeemable when Series B preference shareholders exercises its redemption right. The redemption amount is computed as the higher of (i) sum of the initial cash investment, any cumulative unpaid dividends and interest equal to providing the investors an internal rate of return of 10% on their investment and (ii) the fair value of the Series F preference shares.

(e)	Series F preference shares (continued)

(ii)
At the same time that a dividend is payable on the outstanding Series E preference shares, outstanding Series D1 and D2 preference shares, outstanding Series C preference shares, outstanding Series B preference shares and ordinary shares, the Group shall declare a dividend payable upon the Series F preference shares, in an amount equal to the amount of dividends per share that is payable on the outstanding Series E preference shares, outstanding Series D1 and D2 preference shares, outstanding Series C preference shares, outstanding Series B preference shares and ordinary shares, on an as-converted
basis.

(iii)
Holders of the Series F preference shares have priority over the Series E preference shares, Series D1 and D2 preference shares, Series C preference shareholders, Series B preference shareholders and ordinary shareholders (“the other shareholders”) in the event of any liquidation, and are entitled to receive an amount in cash equal to the higher of the sum of the respective original subscription price for each share that they hold (to be adjusted in the event of any stock split, consolidations or subdivisions) and any cumulative unpaid dividends; and the amount they would receive if they participated in the liquidation event rateably with the other shareholders.

(iv)
The Series F preference shares can be converted into ordinary shares of the Group (the “Series F conversion option”) at the holder’s option. Series F preference shares shall automatically be converted into ordinary shares upon the closing of an IPO. The Series F preference shares will be converted to ordinary shares at a conversion rate of 1:1. The conversion rate is subject to adjustments if the Group issues any new securities, other than the Employee Share Grant Plan, Employee Stock Option Plan and Restricted Stock Units Plan, at a price lower than the subscription price of the Series F shares. As a result, the Series F conversion option meets the definition of a derivative. The fair value of the Series F conversion option as of 31 December 2020 is Nil.

Upon the completion of the acquisition of Panama on 3 August 2021, all Series B, C, D1, D2, E and F preference shares were fully converted into ordinary shares pursuant to the terms of the share purchase agreement (Note 28).